Other Financial Data (Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Costs and earnings in excess of billings	$ 390	$ 416
Contract-related deferred costs	15	43
Tax-related deposits and refunds receivable	107	90
Other	123	117
Other current assets	$ 635	$ 666